The RBB Fund Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 23, 2023

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	The RBB Fund Trust (the “Trust”) File Nos.: 333-200168 and 811-23011

Ladies and Gentlemen:

The Trust files herewith a preliminary proxy statement on behalf of the Evermore Global Value Fund (the “Fund”) seeking shareholder approval of a new investment advisory agreement for the Fund. Under the proposal, F/m Investments, LLC d/b/a North Slope Capital LLC will become the new investment adviser, replacing Evermore Global Advisors, LLC and adding MFP Investors LLC as the Fund’s sub-adviser.

Pursuant to Rule 14a‑6 of Regulation 14A under the Securities Exchange Act of 1934, the Company is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to shareholders of the Fund.

If you have any questions or comments regarding this filing, please do not hesitate to contact Hannah Hathaway of U.S. Bancorp Fund Services, LLC at (414) 516-1557.

Very truly yours,

/s/ James Shaw
James Shaw
Secretary

cc:          Steven Plump, The RBB Fund Trust
Jillian Bosmann, Faegre Drinker Biddle & Reath LLP